Liquidity and Going Concern (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 17, 2022	Sep. 28, 2022	Feb. 28, 2022	Apr. 30, 2021	Sep. 30, 2020
Liquidity And Going Concern [Line Items]
Net working capital		$ 219,600,000		$ 146,400,000
Cash and cash equivalents		2,483,000		4,338,000	$ 4,839,000	$ 10,295,000
Operating loss		30,893,000	$ 25,421,000	35,838,000	35,258,000	138,695,000
Cash flow from operation		20,533,000	$ 22,707,000	28,664,000	31,461,000	60,421,000
Retained earnings accumulated deficit		358,030,000		352,550,000	264,126,000
Debt Instrument, Annual Principal Payment				45,900,000	$ 69,800,000	$ 2,300,000
Minimum net worth to consummate business combination							$ 5,000,001
Funding Commitment Letter [Member]
Liquidity And Going Concern [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							10,000,000
Aggregate Outstanding Amount							310,000,000
Scilex Pharma Notes [Member]
Liquidity And Going Concern [Line Items]
Debt Instrument, Annual Principal Payment		41,400,000
Debt instrument, decrease, forgiveness		$ 28,000,000
Notes Payable, Related Parties								$ 34,000,000
Subsequent Event [Member]
Liquidity And Going Concern [Line Items]
Minimum net worth to consummate business combination							5,000,001
Subsequent Event [Member] | Funding Commitment Letter [Member]
Liquidity And Going Concern [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							10,000,000
Aggregate Outstanding Amount							$ 310,000,000
Scilex Pharma [Member] | Senior Secured Notes Due Two Thousand And Twenty Six [Member]
Liquidity And Going Concern [Line Items]
Debt instrument face amount	$ 224,000,000
Proceeds from senior secured notes	140,000,000
Minimum unrestricted cash balance	$ 4,000,000
Debt instrument face amount of debt repurchased										$ 40,000,000	$ 65,000,000
Restricted funds releasable for future repurchase of debt											$ 45,000,000
Scilex Pharma [Member] | Senior Secured Notes Due Two Thousand And Twenty Six [Member] | Cumulative Sales Related Contingency [Member]
Liquidity And Going Concern [Line Items]
Debt instrument face amount				$ 28,000,000
Scilex Pharma [Member] | Senior Secured Notes Due Two Thousand And Twenty Six [Member] | Letter Of Credit Drawn Down [Member] | Subsequent Event [Member]
Liquidity And Going Concern [Line Items]
Minimum unrestricted cash balance									$ 10,000,000
Debt instrument repurchase obligation									$ 20,000,000